CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,197,713)	$ 339,617
Adjustments to Reconcile Net Loss to Net Cash Used In Operating Activities -
Depreciation and amortization	137,869	104,379
Stock-based compensation expense	741,637	314,252
Changes in Operating Assets and Liabilities, net of effects of business acquisition -
Non-cash interest expense	36,018	0
Accounts receivable, net	(791,959)	(52,344)
Inventories, net	(623,817)	247,963
Due from related party	84,210	0
Prepaid expenses	(85,791)	1,551
Accounts payable	1,118,149	(41,394)
Customer advances	(258,487)	(184,175)
Accrued compensation and other	(40,083)	3,693
Net Cash Used In Operating Activities	(879,967)	(75,420)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additional patent costs	(23,098)	(40,307)
Purchases of property and equipment	(59,562)	(49,160)
Acquisition of businesses	(421,729)	(166,667)
Net Cash Used In Investing Activities	(504,389)	(256,134)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of capital lease obligations	(28,546)	(49,569)
Payments of long-term debt	(154,453)	0
Payment of debt issuance costs	(26,000)	0
Gross proceeds from private placement of common stock	1,500,000	0
Gross proceeds from exercise of stock options	63,290	28,271
Net Cash Provided By (Used in) Financing Activities	1,354,291	(21,298)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(30,065)	(352,852)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	861,650	1,134,697
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 831,585	$ 781,845